Transactions with Related Parties, Robin Energy Ltd (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 02, 2023
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001
Investment in related party		$ 127,118,569		$ 127,118,569
Dividend income from related parties		2,750,000	$ 2,620,833
Related Party [Member] | Robin Energy Ltd. [Member]
Transactions with Related Parties [Abstract]
Dividend income from related parties		$ 250,000	106,944
Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, stated amount (in dollars per share)	$ 1,000
Preferred shares, dividend rate	1.00%	1.00%		1.00%
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member]
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred shares, issued (in shares)	2,000,000
Preferred shares, stated amount (in dollars per share)	$ 25
Investment in related party		$ 26,049,125
Accrued dividends		$ 106,944
Preferred shares, dividend rate		1.00%
Dividends received from related party		$ 250,000	$ 1,389